Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income		$ 2.9	$ 21.5	$ 4.2
Noncash revenues, expenses, gains and losses included in income:
Amortization of deferred gains and gains on disposal of businesses		(3.0)	(26.7)	(0.3)
Net realized gains on investments	[1]	(0.1)	(5.5)	(0.5)
Deferred tax expense (benefit)		1.8	(1.7)	(0.3)
Changes in operating assets and liabilities:
Change in reinsurance recoverable		0.1	(1.9)	0.2
Change in insurance policy reserves and expenses		(0.1)	0.0	(6.3)
Change in accounts payable and other liabilities		(0.4)	(0.5)	(0.2)
Change in income taxes		0.1	(1.0)	1.7
Other		0.0	(2.9)	(0.2)
Net cash provided by (used in) operating activities		1.3	(18.7)	(1.7)
Sales of:
Fixed maturity securities available for sale		13.7	0.5	2.2
Subsidiary, net of cash transferred	[1]	0.0	44.0	0.0
Maturities, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale		8.7	4.0	6.9
Commercial mortgage loans on real estate		0.0	2.4	4.7
Purchases of:
Fixed maturity securities available for sale		(40.7)	(8.1)	(0.3)
Change in short-term investments		8.4	0.8	(3.3)
Other		0.1	0.1	0.5
Net cash (used in) provided by investing activities		(9.8)	43.7	10.7
Financing activities
Cash dividends paid		(15.8)	(3.8)	(8.1)
Capital contribution from affiliated entity		0.0	3.7	0.0
Net cash used in financing activities		(15.8)	(0.1)	(8.1)
Change in cash and cash equivalents		(24.3)	24.9	0.9
Cash and cash equivalents at beginning of period		25.9	1.0	0.1
Cash and cash equivalents at end of period		1.6	25.9	1.0
Supplemental information:
Income taxes paid		$ 0.3	$ 16.2	$ 2.0

[1]	2016 amount includes impacts from the sale of Assurant's Employee Benefits segment mainly through reinsurance transactions.